Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2020	2019
Cash and cash equivalents	1,116	437
Derivative financial instruments	11	15
Bank loans and overdrafts	(3)	(3)
Bonds	(965)	(593)
Revolving credit facility	—	(230)
Investment in finance lease receivable	130	196
Lease liabilities	(752)	(838)

Net debt	(463)	(1,016)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2020, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

	2020
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	138	—	—	(11)	13
Other receivable	96	—	—	(9)	11
Cash and cash equivalents	1,097	—	—	(55)	25
Derivative financial instruments	11	17	(19)	3	1
Bonds	(965)	9	(9)	54	(67)
Other borrowings	(686)	—	—	62	(76)
Investment in finance lease receivable	130	—	—	(12)	14
Other net financial assets	463	—	—	(44)	40

Total financial instruments	284	26	(28)	(12)	(39)

	2019
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	122	—	—	(9)	11
Other receivable	182	—	—	(17)	20
Cash and cash equivalents	437	—	—	(32)	39
Derivative financial instruments	15	16	(18)	22	(23)
Bonds	(593)	11	(12)	53	(64)
Other borrowings	(1,071)	2	(2)	46	(56)
Investment in finance lease receivable	196	—	—	(18)	22
Other net financial assets	560	—	—	(43)	52

Total financial instruments	(152)	29	(32)	2	1

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency
All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2020
Bonds	200	497	416	1,113	166	481	466	1,113
Rate derivatives – inflows	(186)	(350)	(1)	(537)	(12)	(152)	(373)	(537)
Rate derivatives – outflows	180	350	12	542	209	330	3	542
FX forwards – inflows	(68)	—	—	(68)	—	(68)	—	(68)
FX forwards – outflows	68	—	—	68	36	—	32	68

Total	194	497	427	1,118	399	591	128	1,118

At 31 December 2019
Bonds	12	354	259	625	177	—	448	625
Rate derivatives – inflows	(19)	(223)	(332)	(574)	(41)	(172)	(361)	(574)
Rate derivatives – outflows	23	237	331	591	242	344	5	591
FX forwards – inflows	(186)	(24)	—	(210)	—	(210)	—	(210)
FX forwards – outflows	186	23	—	209	209	—	—	209

Total	16	367	258	641	587	(38)	92	641